Common Share Purchase Warrants - Schedule of warrants issued (Details) - $ / shares	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Disclosure Of Common Share Purchase Warrants [Line Items]
Number of warrants issued	24,540,012	0
June 01, 2021
Disclosure Of Common Share Purchase Warrants [Line Items]
Warrants assumed and issued through acquisition	5,970,370
June 01, 2021 | Minimum
Disclosure Of Common Share Purchase Warrants [Line Items]
Warrants exercise price	$ 3.96
Expiry period	2 months 1 day
June 01, 2021 | Maximum
Disclosure Of Common Share Purchase Warrants [Line Items]
Warrants exercise price	$ 155.19
Expiry period	4 years
August 24, 2021
Disclosure Of Common Share Purchase Warrants [Line Items]
Warrants exercise price	$ 3.45
Warrants assumed and issued through acquisition	24,540,012
Expiry period	5 years
September 1, 2021
Disclosure Of Common Share Purchase Warrants [Line Items]
Warrants assumed and issued through acquisition	1,554,320
September 1, 2021 | Minimum
Disclosure Of Common Share Purchase Warrants [Line Items]
Warrants exercise price	$ 6.42
Expiry period	1 year 7 months 17 days
September 1, 2021 | Maximum
Disclosure Of Common Share Purchase Warrants [Line Items]
Warrants exercise price	$ 72.7
Expiry period	2 years 7 months 2 days